                                                   united states
                                        securities and exchange commission
                                              washington, d.c. 20549

                                                    form n-csr

                          certified shareholder report of registered management
                                               investment companies

Investment Company Act file number 811-08897

                                                   Sparrow Funds
                           (Exact name of registrant as specified in charter)

225 South Meramec Avenue, Suite 732 Tower, St. Louis, Missouri 63105
         (Address of principal executive offices)             (Zip code)

Unified Fund Services 431 North Pennsylvania Street, Indianapolis, Indiana 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 888-727-3301

Date of fiscal year end: 8/31

Date of reporting period: 2/28/2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.



Sparrow Growth Fund
Schedule of Investments
February 28, 2003 (Unaudited)

Common Stocks - 97.20%                                                                     Shares                     Value

Aircraft Engines & Engine Parts - 2.20%

United Technologies Corp.                                                                   $1,600                       93,728
                                                                                                               -----------------

Beverages - 2.18%
Pepsi Bottling Group, Inc.                                                                   4,000                       93,000
                                                                                                               -----------------

Cable & Other Pay Television Services - 2.47%
EchoStar Communications Corp. (a)                                                            4,000                      105,320
                                                                                                               -----------------

Computer Communication Equipment - 5.73%
Cisco Systems, Inc. (a)                                                                     17,500                      244,650
                                                                                                               -----------------

Computer Storage Devices - 2.08%
EMC Corp. (a)                                                                               12,000                       88,680
                                                                                                               -----------------

Crude Petroleum & Natural Gas - 3.75%
Apache Corp.                                                                                 1,600                      104,448
Burlington Resources, Inc.                                                                   1,200                       55,620
                                                                                                               -----------------
                                                                                                                        160,068
                                                                                                               -----------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.31%
General Electric Co.                                                                         4,100                       98,605
                                                                                                               -----------------

Electronic Components & Accessories - 2.13%
Mercury Computer Systems, Inc. (a)                                                           3,000                       90,900
                                                                                                               -----------------

Electronic Computers - 6.76%
Dell Computer Corp. (a)                                                                     10,700                      288,472
                                                                                                               -----------------

Federal & Federally - Sponsored Credit Agencies - 2.25%
Fannie Mae                                                                                   1,500                       96,150
                                                                                                               -----------------

Finance Services - 2.19%
First Data Corp.                                                                             2,700                       93,555
                                                                                                               -----------------

Food & Kindred Products - 1.87%
Kraft Foods, Inc.                                                                            2,700                       79,947
                                                                                                               -----------------

Gas & Other Services Combined - 2.23%
Sempra Energy Corp.                                                                          4,100                       95,120
                                                                                                               -----------------

Gold & Silver Ores - 2.18%
Newmont Mining Corp.                                                                         3,400                       92,922
                                                                                                               -----------------


Sparrow Growth Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)

Common Stocks - 97.18% - continued                                                          Shares                     Value

Hospital & Medical Service Plans - 2.67%
Aetna, Inc.                                                                                  2,700                      113,724
                                                                                                               -----------------

Motor Vehicles & Passenger Car Bodies - 1.96%
General Motors Corp.                                                                         2,480                       83,750
                                                                                                               -----------------

National Commercial Banks - 3.56%
Commerce Bancorp, Inc.                                                                       1,300                       53,716
Marshall & Ilsley Corp.                                                                      3,700                       98,309
                                                                                                               -----------------
                                                                                                                        152,025
                                                                                                               -----------------

Oil Royalty Traders - 2.30%
Williams Coal Seam Gas Royalty Trust                                                         9,200                       98,072
                                                                                                               -----------------

Petroleum Refining - 2.46%
Marathon Oil Corp.                                                                           4,550                      105,059
                                                                                                               -----------------

Pharmaceutical Preparations - 1.33%
American Pharmaceutical Partners, Inc. (a)                                                   3,100                       56,730
                                                                                                               -----------------

Plastics Products - 2.39%
Jarden Corp. (a)                                                                             3,800                      101,878
                                                                                                               -----------------

Printed Circuit Boards - 1.23%
Benchmark Electronics, Inc. (a)                                                              1,500                       52,260
                                                                                                               -----------------

Radio & Tv Broadcasting & Communications Equipment - 2.19%
QUALCOMM, Inc.  (a)                                                                          2,700                       93,366
                                                                                                               -----------------

Retail - Auto & Home Supply Stores - 3.39%
AutoZone, Inc. (a)                                                                           2,200                      144,760
                                                                                                               -----------------

Retail - Catalog & Mail - Order Houses - 1.34%
Amazon.com, Inc. (a)                                                                         2,600                       57,226
                                                                                                               -----------------

Savings Institutions, Not Federally Chartered - 2.37%
Washington Mutual, Inc.                                                                      2,930                      101,173
                                                                                                               -----------------

Security Brokers, Dealers & Flotation Companies - 2.05%
Lehman Brothers Holdings, Inc.                                                               1,580                       87,485
                                                                                                               -----------------

Semiconductors & Related Devices - 1.23%
OSI Systems, Inc. (a)                                                                        3,100                       52,700
                                                                                                               -----------------

Sparrow Growth Fund
Schedule of Investments - continued
February 28, 2003 (Unaudited)

Common Stocks - 97.18% - continued                                                             Shares                     Value

Services - Business Services - 2.48%
eBAY, Inc. (a)                                                                                 1,350                      105,867
                                                                                                                 -----------------

Services - Computer Integrated Systems Design - 2.59%
Yahoo, Inc.                                                                                    5,300                      110,505
                                                                                                                 -----------------

Services - Computer Programming Services - 1.12%
webMethods, Inc. (a)                                                                           4,450                       47,971
                                                                                                                 -----------------

Services - Motion Picture & Video Tape Production - 4.01%
Fox Entertainment Group, Inc. - Class A (a)                                                    6,400                      171,072
                                                                                                                 -----------------

Services - Prepackaged Software - 4.50%
Macromedia, Inc. (a)                                                                           6,800                      107,712
Mercury Interactive Corp. (a)                                                                  2,600                       84,370
                                                                                                                 -----------------
                                                                                                                          192,082
                                                                                                                 -----------------

Services-Business Services, NEC - 1.81%
NetScreen Technologies, Inc. (a)                                                               3,950                       77,143
                                                                                                                 -----------------

Telephone & Telegraph Apparatus - 1.90%
CIENA Corp. (a)                                                                               15,000                       81,300
                                                                                                                 -----------------

Telephone Communications (No Radiotelephone) - 2.25%
PT Telekomunikasi Indonesia (a) (b)                                                           12,000                       96,000
                                                                                                                 -----------------

Textiles & Apparel - 2.61%
Nike, Inc. - Class B                                                                           2,400                      111,288
                                                                                                                 -----------------

Wholesale - Groceries & Related Products - 3.15%
Sysco Corp.                                                                                    4,950                      134,244
                                                                                                                 -----------------

TOTAL COMMON STOCKS (Cost $4,130,906)                                                                                   4,148,797
                                                                                                                 -----------------


TOTAL INVESTMENTS (Cost $4,130,906) - 97.18%                                                                           $4,148,797
                                                                                                                 -----------------

Other assets less liabilities - 2.82%                                                                                     120,371
                                                                                                                 -----------------


TOTAL NET ASSETS - 100.00%                                                                                             $4,269,168
                                                                                                                 =================


(a) Non-income producing.
(b) American Depository Receipt.

Sparrow Growth Fund
Statement of Assets and Liabilities
February 28, 2003 (Unaudited)


Assets

Investments in securities, at value (cost $4,130,906)                              $4,148,797

Interest receivable                                                                11

Dividends receivable                                                               4,050

Receivable for investments sold                                                    276,418

Other receivables                                                                  662
                                                                                   ---------------------

     Total assets                                                                  4,429,938
                                                                                   ---------------------

Liabilities

Payable to custodian                                                               153,161

Accrued advisory fees                                                              5,457

Accrued 12b-1 fees                                                                 2,152
                                                                                   ---------------------

     Total liabilities                                                             160,770
                                                                                   ---------------------


Net Assets                                                                         $4,269,168
                                                                                   =====================

Net Assets consist of:

Paid in capital                                                                    6,579,775

Accumulated net investment income (loss)                                           (20,719)

Accumulated net realized gain (loss) on investments                                (2,307,779)

Net unrealized appreciation (depreciation) on investments                          17,891


Net Assets                                                                         $4,269,168
                                                                                   =====================

Net Asset Value
Class A:


Net asset value and redemption price per share ( $4,068,499 / 462,028)             $8.81
                                                                                   =====================



Maximum offering price per Class A share ($8.81 / 94.25%)                          $9.35
                                                                                   =====================

Class C:


Net asset value and offering price per share ($200,669 / 23,158)                   $8.67
                                                                                   =====================



Minimum redemption price per Class C share ($8.67 * 99.0%)                         $8.58
                                                                                   =====================

Sparrow Growth Fund
Statement of Operations
Six months ended February 28, 2003 (Unaudited)



Investment Income

Dividend income                                                                        $30,784
Interest income                                                                            845
                                                                                       -----------------
  Total Income                                                                          31,629
                                                                                       -----------------

Expenses
Investment advisor fee                                                                  39,973
12b-1 fee (Class A - $10,467; Class C - $1,908)                                         12,375
                                                                                       -----------------
  Total Expenses                                                                        52,348
                                                                                       -----------------
Net Investment Income (Loss)                                                           (20,719)
                                                                                       -----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                     (242,740)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                           (567,192)
                                                                                       -----------------
Net realized and unrealized gain (loss) on investment securities                      (809,932)
                                                                                       -----------------
Net increase (decrease) in net assets resulting from operations
                                                                                      ($830,651)
                                                                                       =================

Sparrow Growth Fund
Statement of Changes In Net Assets

                                                                                 Period ended
                                                                                 Feb. 28, 2003       Year ended
Increase (Decrease) in Net Assets                                                 (Unaudited)      Aug. 31, 2002
                                                                                 ----------------- -----------------
Operations

  Net investment income (loss)                                                    ($20,719)          ($47,874)
  Net realized gain (loss) on investment securities                               (242,740)        (1,010,188)
  Change in net unrealized appreciation (depreciation)                            (567,192)           445,777
                                                                                 ----------------- -----------------
  Net increase (decrease) in net assets resulting from operations                 (830,651)          (612,285)
                                                                                 ----------------- -----------------

Capital Share Transactions
  Proceeds from shares sold
    Class A                                                                        478,303            959,977
    Class C                                                                        102,920            166,594
  Amount paid for shares repurchased
    Class A                                                                       (309,795)        (2,185,322)
    Class C                                                                       (243,070)           (41,501)
                                                                                 ----------------- -----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                        28,358         (1,100,252)
                                                                                 ----------------- -----------------
Total Increase (Decrease) in Net Assets                                           (802,293)        (1,712,537)
                                                                                 ----------------- -----------------

Net Assets
  Beginning of period                                                            5,071,461          6,783,998
                                                                                 ----------------- -----------------
  End of period [including accumulated net

    investment income (loss) of  $(20,719)]                                      $4,269,168        $5,071,461
                                                                                 ================= =================

Capital Share Transactions - A Shares
  Shares sold                                                                        51,215            87,140
  Shares repurchased                                                                (35,192)         (205,485)
                                                                                 ----------------- -----------------

  Net increase (decrease) from capital transactions                                  16,023          (118,345)
                                                                                 ================= =================

Capital Share Transactions - C Shares
  Shares sold                                                                         9,512            15,467
  Shares repurchased                                                                (25,752)           (3,805)
                                                                                 ----------------- -----------------

  Net increase (decrease) from capital transactions                                 (16,240)           11,662
                                                                                 ================= =================

Sparrow Growth Fund - Class A
Financial Highlights

                                                  Six months ended     Year ended     Year ended     Year ended      Period ended
                                                   Feb. 28, 2003       August 31,     August 31,     August 31,        August31,
                                                   (Unaudited)            2002           2001           2000            1999 (a)
                                               --------------------   ------------  -------------- -------------- ---------------

Selected Per Share Data
Net asset value, beginning of period                       $ 10.46        $ 11.46         $ 17.94        $ 13.38         $ 10.00
                                               --------------------   ------------  -------------- -------------- ---------------
Income from investment operations
  Net investment income (loss)                               (0.47)         (0.09)          (0.18)         (0.30)          (0.13)
  Net realized and unrealized gain (loss)                    (1.18)         (0.91)          (6.28)          4.86            3.51
                                               --------------------   ------------  --------------   ------------ ---------------

Total from investment operations                             (1.65)         (1.00)          (6.46)          4.56            3.38
                                               --------------------   ------------  -------------- -------------- ---------------
Less Distributions to shareholders:
  From net investment income                                  0.00           0.00            0.00           0.00            0.00
  From net realized gain                                      0.00           0.00           (0.02)          0.00            0.00

                                                -------------------   ------------  -------------- -------------- ---------------
Total distributions                                           0.00           0.00           (0.02)          0.00            0.00
                                               --------------------   ------------  -------------- -------------- ---------------

Net asset value, end of period                              $ 8.81        $ 10.46         $ 11.46        $ 17.94         $ 13.38
                                               ====================   ============  ============== ============== ===============

Total Return                                                (20.63)(b)      (8.73)%        (36.03)%       34.08%          33.80% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                            $ 4,068        $ 4,666          $6,468         $8,646          $5,319
Ratio of expenses to average net assets                      2.25% (c)      2.21%           2.31%          2.50%           2.50% (c)
Ratio of net investment income to
   average net assets                                        (0.91)(c)      (0.81)%         (1.31)%        (2.00)%         (1.03)(c)
Portfolio turnover rate                                      99.81%         218.18%         144.44%        117.57%         166.41%



(a) For the period October 4, 1998 (commencement of operations) through August 31, 1999.
(b) For periods of less than a full year, total return is not annualized. (c) Annualized

Sparrow Growth Fund - Class C
Financial Highlights

                                                                                 Six months ended       Year ended     Period ended
                                                                                   Feb. 28, 2003         August31,       August 31,
                                                                                    (Unaudited)            2002           2001 (a)
                                                                                 -----------------   --------------  --------------

Selected Per Share Data


Net asset value, beginning of period                                               $10.30                  $11.40         $15.40
                                                                                 -----------------   --------------  --------------
Income from investment operations

  Net investment income (loss)                                                      (0.86)                 (0.10)          (0.17)

  Net realized and unrealized gain (loss)                                           (0.77)                 (1.00)          (3.83)
                                                                                 ----------------   --------------  ---------------
Total from investment operations                                                    (1.63)                 (1.10)          (4.00)
                                                                                                           )
                                                                                 ----------------   --------------  ---------------
Less Distributions to shareholders:

  From net investment income                                                         0.00                   0.00            0.00

  From net realized gain                                                             0.00                   0.00            0.00
                                                                                 ----------------   --------------  ---------------

Total distributions                                                                  0.00                   0.00            0.00

                                                                                 ----------------   --------------  ---------------



Net asset value, end of period                                                      $8.67                 $10.30         $11.40
                                                                                 ================   ==============  ===============


Total Return                                                                       (16.67)%(b)             (9.65)%       (25.97)%(b)

Ratios and Supplemental Data


Net assets, end of period (000)                                                       $201                  $406           $316

Ratio of expenses to average net assets                                              2.75%(c)               2.75%          2.72%(c)
Ratio of net investment income to

   average net assets                                                               (0.91)%(c)              0.98)%       (1.66)%(c)

Portfolio turnover rate                                                             99.81%                218.18%        144.44%



(a) For the period November 9, 2000 (commencement of operations) through August 31, 2001.
(b) For periods of less than a full year, total return is not annualized. (c) Annualized

                                                Sparrow Growth Fund
                                           Notes to Financial Statements
                                           February 28, 2003 (Unaudited)

NOTE 1.  ORGANIZATION

     The Sparrow Growth Fund (the "Fund") was organized as a series of Sparrow Funds (the Trust) on July 14, 1998 and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the Trust Agreement). The Fund's investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the Board) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Board has authorized two classes of shares: Class A shares and Class C shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the Advisor).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at the mean of the last bid and asked prices except when, in the opinion of the Fund's Advisor, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board.

     Federal Income Taxes - The Fund intends to continue to qualify each year as a regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deductions for corporations. Pursuant to the Tax Reform Act of 1986 (the Tax Reform Act), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. Net realized gains or losses may differ for financial and tax reporting purposes for the Fund primarily as a result of losses from wash sales, which are not recognized for tax purposes until the corresponding shares are sold.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Income dividends and capital gain distributions are automatically reinvested in additional shares at net asset value per share on the distribution date, unless the shareholder has elected to receive payment in cash.

     Securities Transactions and Investment Income - Security transactions are recorded on a trade date basis. The cost of securities sold is determined using the first-in-first-out method. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     Contingent Deferred Sales Charges - With respect to Class A Shares, there is no initial sales charge on purchases of $1 million or more, or purchases by qualified retirement plans with at least 200 eligible employees; however, a contingent deferred sales charge (CDSC) of 1%, based on the lower of the shares' cost or current net asset value (NAV), will be imposed on such purchases if the shares are redeemed within eighteen months of purchase. With respect to Class C Shares, there is no initial sales charge, however, Class

                               Sparrow Growth Fund
                          Notes to Financial Statements
                        February 28, 2003 (Unaudited) - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

C Shares are subject to a CDSC of 1.00% based on the lower of the shares' cost or current NAV, if the shares are redeemed within one year of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any CDSC.

NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Sparrow Capital Management, Inc. to manage the Fund's investments. The Advisor is an independent investment counselor and registered investment advisor which, together with its affiliated minority-owned investment management firm, Buford, Dickson, Harper & Sparrow, Inc., has over $115 million of core momentum growth stock assets under management. Clients primarily include high net worth individuals and families, but also include a number of institutional clients such as pension funds. The firm was founded in 1988 and is 100% owned by the President and founder, Gerald R. Sparrow. The sole investment focus of the firm is core momentum growth stocks" (as defined in Principal Strategies in the Fund's Prospectus). The investment decisions of the Fund are made by the Advisor's investment committee, which is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Sparrow, an officer of the Advisor, is also a trustee of the Fund.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments and pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), Rule 12b-1 distribution expenses, fees and expenses of the non-interested person trustees and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of Class A shares and 1.75% of the average daily net assets of Class C shares. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the six months ended February 28, 2003 the Advisor received a fee of $39,973 from the Fund.

     The Fund retains Unified Fund Services, Inc. (Unified) to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Fund retains Unified Financial Securities, Inc. (the Distributor) to act as the principal distributor of the Fund's shares. The services of the administrator, transfer agent, fund accountant, and Distributor are operating expenses paid by the Advisor.

     The Fund has adopted Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 with regard to Class A shares and Class C shares. Under the Class A Plan, the Fund is authorized to incur distribution expenses at maximum annual rate of 0.50% of the average daily net assets of the Fund for Class A shares. The expenses may include, but are not limited to, the following: (a) payments to securities dealers and others that are engaged in the sale of shares, that may be advising shareholders of the Trust regarding the purchase of Fund shares, that hold shares of the Fund in omnibus accounts or as shareholders of record, or provide shareholder support or administrative services; (b) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (c) costs of formulating and implementing marketing and promotional activities; (d) costs of preparing, printing and distributing sales literature; and (e) costs of implementing and operating the Distribution Plans. The Adviser receives 0.50% of Class A shares and 0.75% of Class C shares for the distribution services described above. The remaining 0.25% of Class C shares is paid by the adviser to various financial or processing organizations for providing shareholder services. The Plans are

                                                Sparrow Growth Fund
                                           Notes to Financial Statements
                                      February 28, 2003 (Unaudited) - continued

NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES - continued

designed to promote the sale of shares of the Fund. For the six months ended February 28, 2003, Class A incurred 12b-1 expenses of $10,467 and Class C incurred 12b-1 expenses of $1,908.

NOTE 4.  INVESTMENT TRANSACTIONS

     For the six months ended February 28, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $639,120 and $739,761, respectively. As of February 28, 2003, the gross unrealized appreciation for all securities totaled $223,625 and the gross unrealized depreciation for all securities totaled $205,734 for a net unrealized appreciation of $17,891. The aggregate cost of securities for federal income tax purposes at February 28, 2003 was $4,130,906.

NOTE 5. ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2003, Stifel Nicolaus & Co. Inc. held for the benefit of others, 43.5% of the Class C shares of the Fund.

     The Advisor, the Distributor and Sun Security Bank (the Bank) have entered into an agreement whereby contingent deferred sales commissions received by the Distributor are paid to the Bank. For the six months ended February 28, 2003 the Distributor paid contingent deferred sales commissions of $1,386 to the Bank. The Advisor has reimbursed the Fund for this amount.

Item 2.  Code of Ethics.  Not applicable to Semi-Annual Reports.

Item 3. Audit Committee Financial Expert. Not applicable to Semi-Annual Reports.

Items 4-8.  Reserved

Item 9. Controls and Procedures. Not applicable to Semi-Annual Reports for the period ended February 28, 2003.

Item 10. Exhibits. Certifications required by Item 10(b) of Form N-CSR are filed herewith.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).]



                                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Sparrow Funds

By (Signature and Title)
*       /s/ Gerry Sparrow
         [Gerry Sparrow, President]

Date 04/15/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*      /s/  Gerry Sparrow
         Gerry Sparrow, President

Date 04/15/2003

By (Signature and Title)
*     /s/  Gerry Sparrow
         Gerry Sparrow, Chief Financial Officer

Date 04/15/2003